Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost
Net periodic pension benefit cost	$ 347	$ 326	$ 282
Pension Plans, Defined Benefit [Member]
Net periodic benefit cost
Net periodic pension benefit cost	74	51	40
Defined Contribution Pension [Member]
Net periodic benefit cost
Net periodic pension benefit cost	254	252	217
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net periodic benefit cost
Net periodic pension benefit cost	$ 19	$ 23	$ 25